ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
The Company has the ability to draw up to $125 million under a multi-currency accounts receivable securitization program with a third-party trust sponsored by a highly rated Canadian financial institution. The program is revolving and has an evergreen commitment subject to termination on 12 months’ notice. Under the program, Norbord has transferred substantially all of its present and future trade accounts receivable to the trust, on a fully serviced basis, for proceeds consisting of cash and deferred purchase price. However, the asset derecognition criteria under IFRS have not been met and the transferred accounts receivable remain recorded as an asset.
At year-end, Norbord had transferred but continued to recognize $123 million (December 31, 2017 – $153 million) in trade accounts receivable, and Norbord recorded drawings of $nil as other long-term debt (December 31, 2017 – $nil) relating to this financing program. The level of accounts receivable transferred under the program fluctuates with the level of shipment volumes, product prices and foreign exchange rates. The amount Norbord chooses to draw under the program at any point in time depends on the level of accounts receivable transferred and timing of cash settlements and fluctuates with the Company’s cash requirements. Any drawings are presented as other long-term debt on the balance sheet and are excluded from the net debt to capitalization calculation for financial covenant purposes (note 17). The utilization charge, which is based on money market rates plus a margin, and other program fees are recorded as finance costs. For the year, there were no utilization charges on drawings (2017 – utilization charges ranged from 1.5% to 2.6%).
The securitization program contains no financial covenants; however, the program is subject to minimum credit-rating requirements. The Company must maintain a long-term issuer credit rating of at least single B (mid) or the equivalent. As at January 31, 2019, Norbord’s ratings were BB (DBRS), BB (Standard & Poor’s Ratings Services) and Ba1 (Moody’s Investors Service).